MEG Energy Corp. Acquisition (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Disclosure of detailed information about business combination
The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	November 13, 2025
Consideration
Cash	3,441
Common Shares (1)	3,667
Stock-Based Compensation	32
Total Purchase Consideration	7,140
Fair Value of Pre-Existing Ownership Interest	775
Total Consideration	7,915

Identifiable Assets Acquired and Liabilities Assumed
Cash	36
Accounts Receivable and Accrued Revenues	571
Income Tax Receivable	13
Inventories	499
Exploration and Evaluation Assets	174
Property, Plant and Equipment	9,709
Right-of-Use Assets	301
Other Assets	13
Accounts Payable and Accrued Liabilities	(444)
Income Tax Payable	(3)
Long-Term Debt	(843)
Lease Liabilities	(366)
Decommissioning Liabilities	(184)
Other Liabilities	(27)
Deferred Income Tax Liabilities, Net	(1,534)
Total Identifiable Net Assets	7,915
Goodwill	—
(1)Based on the November 13, 2025, opening share price of $25.48, as reported on the TSX.